Schedule of Investments (unaudited)	iShares® MSCI Colombia ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks

Banks — 12.1%
Banco de Bogota SA	6,106	$92,189
Bancolombia SA	268,264	3,224,861
Grupo Aval Acciones y Valores SA	356,060	78,673
Grupo Bolivar SA	40,091	936,449
		4,332,172
Building Products — 2.7%
Tecnoglass Inc.	45,337	972,932

Capital Markets — 1.2%
Bolsa de Valores de Colombia	158,472	421,611

Construction Materials — 3.2%
Cementos Argos SA	258,517	377,147
Grupo Argos SA	215,777	774,966
		1,152,113
Diversified Financial Services — 4.0%
Corp. Financiera Colombiana SA(a)	61,626	418,469
Grupo de Inversiones Suramericana SA	86,097	1,017,406
		1,435,875
Electric Utilities — 12.3%
Celsia SA ESP	116,169	135,582
Enel Americas SA	7,252,682	785,114
Interconexion Electrica SA ESP	551,592	3,479,272
		4,399,968
Food & Staples Retailing — 2.1%
Cia Brasileira de Distribuicao	5,841	24,863
Cia Brasileira de Distribuicao(b)	167,963	725,600
		750,463
Food Products — 3.8%
Grupo Nutresa SA	137,270	1,347,212

Gas Utilities — 4.5%
Grupo Energia Bogota SA ESP	2,367,565	1,519,763
Promigas SA ESP	57,700	106,906
		1,626,669
Independent Power and Renewable Electricity Producers — 2.1%
Brookfield Renewable Corp., Class A	21,157	762,077

Metals & Mining — 1.2%
Mineros SA	543,471	418,487

Oil, Gas & Consumable Fuels — 21.8%
Canacol Energy Ltd.	394,974	952,422
Ecopetrol SA	6,181,349	5,115,599
Empresas COPEC SA	111,836	887,921
Parex Resources Inc.	39,397	872,444
		7,828,386
Specialty Retail — 1.2%
Organizacion Terpel SA	179,522	446,662

Wireless Telecommunication Services — 1.2%
Millicom International Cellular SA, SDR(a)	26,969	448,850

Total Common Stocks — 73.4%
(Cost: $20,500,305)		26,343,477

Security	Shares	Value
Preferred Stocks

Banks — 22.9%
Banco Davivienda SA, Preference Shares, NVS	175,660	$1,703,017
Bancolombia SA, Preference Shares, NVS	517,279	5,803,953
Grupo Aval Acciones y Valores SA, Preference Shares, NVS	3,160,564	708,402
		8,215,372
Construction Materials — 0.7%
Cementos Argos SA, Preference Shares, NVS	98,494	96,534
Grupo Argos SA/Colombia, Preference Shares, NVS	56,343	137,495
		234,029
Diversified Financial Services — 1.4%
Corp. Financiera Colombiana SA, Preference Shares, NVS(a)	16,875	89,702
Grupo de Inversiones Suramericana SA, Preference Shares, NVS	71,672	423,948
		513,650
Total Preferred Stocks — 25.0%
(Cost: $6,426,642)		8,963,051

Rights

Wireless Telecommunication Services — 0.3%
Millicom International Cellular SA, (Expires 06/13/22)(a)	27,120	109,886

Total Rights — 0.3%
(Cost: $218,317)		109,886

Short-Term Securities

Money Market Funds — 1.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.87%(c)(d)(e)	398,668	398,668
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.72%(c)(d)	90,000	90,000
		488,668
Total Short-Term Securities — 1.4%
(Cost: $488,520)		488,668

Total Investments in Securities — 100.1%
(Cost: $27,633,784)		35,905,082

Liabilities in Excess of Other Assets — (0.1)%		(22,514)

Net Assets — 100.0%		$35,882,568

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Colombia ETF
May 31, 2022

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/22	Shares Held at 05/31/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$399,150	(a)	$—	$(630)	$148	$398,668	398,668	$6,710	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	10,000	80,000	(a)	—	—	—	90,000	90,000	80		—
					$(630)	$148	$488,668		$6,790		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets Index	2	06/17/22	$106	$(386)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Colombia ETF
May 31, 2022

Fair Value Measurements (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$25,894,627	$448,850	$—	$26,343,477
Preferred Stocks	8,963,051	—	—	8,963,051
Rights	109,886	—	—	109,886
Money Market Funds	488,668	—	—	488,668
	$35,456,232	$448,850	$—	$35,905,082
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(386)	$—	$—	$(386)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares
SDR	Swedish Depositary Receipt

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